Employee Benefits - Schedule of Plan Assets Invested (Detail)	Dec. 31, 2017	Dec. 31, 2016
Puerto Rico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	37.00%	30.00%
Debt instruments	61.00%	68.00%
Others	2.00%	2.00%
Total	100.00%	100.00%
Brazil [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	6.00%	4.00%
Debt instruments	88.00%	90.00%
Others	6.00%	6.00%
Total	100.00%	100.00%
Mexico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	61.00%	65.00%
Debt instruments	39.00%	35.00%
Total	100.00%	100.00%